INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Loss before income taxes	$ 183,934	$ 347,963	$ 334,993
Statutory income tax rate	26.00%	26.00%	26.00%
Expected income tax benefit	$ 47,823	$ 90,470	$ 87,098
Items not deductible for income tax purposes	0	0	(81)
Change in timing differences	(18,429)	783	57,063
Underprovided in prior years	(29,394)	(89,688)	(144,080)
Unrecognized benefit of deferred tax assets	0	0	0
Income tax expense	$ 0	$ 0	$ 0